Even Keel Multi-Asset Managed Risk Fund
Summary Section
Investment Objective.
The primary investment objective of the Even Keel Multi-Asset Managed Risk Fund (the “Fund”) is to seek long-term capital appreciation and current income, consistent with capital preservation.
Fees and Expenses of the Fund.

This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund. You may qualify for sales charge discounts on Class A shares if you invest, or agree to invest in the future, at least $25,000 in the Fund.  More information about these and other discounts is available from your financial professional and under “Shareholder Information – More About Class A Shares” beginning on page 11 of this Prospectus.

Shareholder Fees (fees paid directly from your investment)
Shareholder Fees Even Keel Multi-Asset Managed Risk Fund	Class A Shares		Class C Shares		Class I Shares	Class F Shares	Class R-1 Shares	Class R-2 Shares
Maximum Cumulative Sales Charge (as a percentage)	5.75%		none		none	none	none	none
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	1.00%	[1]	1.00%	[2]	none	none	none	none
Maximum Sales Charge (Load) Imposed on Reinvested Dividends and other Distributions	none		none		none	none	none	none
Redemption Fee (as a percentage of amount redeemed within 30 days of purchase)	1.00%		1.00%		1.00%	1.00%	1.00%	1.00%
[1]	A maximum contingent deferred sales charge ("CDSC") of 1.00% may apply to certain redemptions of Class A shares made within the first 12 months of their purchase when an initial sales charge was not paid on the purchase
[2]	A maximum contingent deferred sales charge ("CDSC") of 1.00% will apply to certain redemptions of Class C shares made within the first 12 months of their purchase.

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses Even Keel Multi-Asset Managed Risk Fund		Class A Shares		Class C Shares		Class I Shares		Class F Shares		Class R-1 Shares		Class R-2 Shares
Management Fees		0.25%		0.25%		0.25%		0.25%		0.25%		0.25%
Distribution and/or Service (Rule 12b-1) Fees		0.40%		1.00%		none		0.40%		0.50%		0.10%
Other Expenses		0.22%	[1]	0.22%	[1]	0.25%	[2]	0.22%	[1]	0.22%	[1]	0.22%	[1]
Acquired Fund Fees and Expenses	[3]	0.45%		0.45%		0.45%		0.45%		0.45%		0.45%
Total Annual Fund Operating Expenses		1.32%		1.92%		0.95%		1.32%		1.42%		1.02%
[1]	These expenses are based on estimated amounts for the Fund's current fiscal year.
[2]	Other expenses include 0.03% in recouped management fees in accordance with the operating expense limitation agreement.
[3]	This number represents the combined total fees and operating expenses of the Acquired Funds owned by the Fund and is not a direct expense incurred by the Fund or deducted from the Fund assets. Since this number does not represent a direct operating expense of the Fund, the operating expenses set forth in the Fund's financial highlights do not include this figure.

Example.
This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.

The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions, your costs would be:

Expense Example Even Keel Multi-Asset Managed Risk Fund (USD $)	One Year	Three Years	Five Years	Ten Years
Class A Shares	702	969	1,257	2,074
Class C Shares	295	603	1,037	2,243
Class I Shares	97	303	525	1,166
Class F Shares	134	418	723	1,590
Class R-1 Shares	145	449	776	1,702
Class R-2 Shares	104	325	563	1,248

Portfolio Turnover.

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio).  A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account.  These costs, which are not reflected in Total Annual Fund Operating Expenses or in the Example, affect the Fund’s performance.  During the most recent fiscal period ended May 31, 2014 the Fund’s portfolio turnover rate was 12% of the average value of the portfolio.

Principal Investment Strategies.

In order to accomplish the Fund’s objective, the Fund will provide exposure to a diversified portfolio of core holdings, futures contracts and cash with the dual goals of generating long-term capital appreciation and current income, while strategically managing portfolio volatility and downside risk.

The Fund is a fund of funds, and the core holdings will include exposure to equity markets (including U.S. large cap equity, U.S. mid cap equity, and U.S. small cap equity, along with foreign securities in both developed and emerging markets), and fixed income (including high yield bonds, which are also referred to as “junk bonds”). The core holdings will consist of institutional share classes of actively managed mutual funds, exchange-traded funds (“ETFs”) and index funds (“Underlying Funds”). Milliman selects actively managed mutual funds to maximize the potential for the portfolio to outperform index benchmarks, subject to risk constraints. Also, actively managed mutual funds are selected based on compatibility with the Milliman Managed Risk StrategyTM.

The goal of the Milliman Managed Risk StrategyTM is to ensure that the volatility of the Fund does not materially exceed 10% for an extended period of time and to reduce the downside exposure of the Fund during periods of significant and sustained market declines. The volatility management process is designed to keep the risk level of the Fund from increasing significantly during periods of market turbulence. The target volatility level will be set from time to time by the Adviser and may be adjusted if deemed advisable in the judgment of the Adviser. There is no assurance that the Fund will meet its investment objective.

Exchange-traded futures contracts will be used to implement the Milliman Managed Risk StrategyTM within the Fund. Futures contracts on major equity indices, U.S. Treasury bonds, and currencies are used. These instruments have been selected based on their high levels of liquidity and the security provided by major exchanges as the counterparty in a hedging transaction. Futures contracts are only used to reduce risk relative to a long-equity portfolio.

Under normal market conditions, the Adviser generally expects to invest the Fund’s core holdings within the following ranges: between 15-40% in U.S. large cap equity; between 5-12% in U.S. mid cap equity; between 5-12% in U.S. small cap equity; between 10-50% in international developed markets; between 5-15% in international emerging markets; between 20-40% in U.S. bonds; and between 2-10% in international bonds. The Adviser may invest outside of these ranges in its sole discretion in response to market conditions or to take advantage of investment opportunities.

Principal Risks.

Remember that in addition to possibly not achieving your investment goals, you could lose money by investing in the Fund. The principal risks of investing in the Fund are:

• Management Risk. The risk that investment strategies employed by the Adviser in selecting investments and asset allocations for the Fund may not result in an increase in the value of your investment or in overall performance equal to other similar investment vehicles having similar investment strategies.

• General Market Risk. The risk that the value of the Fund’s shares will fluctuate based on the performance of the Fund’s investments and other factors affecting the securities markets generally.

• Strategy Risk. The risk that investment strategies employed by the Adviser in selecting investments and asset allocations for the Fund may not result in an increase in the value of your investment or in overall performance equal to other investments.

• Equity Market Risk. The risk that common stocks are susceptible to general stock market fluctuations and to volatile increases and decreases in value as market confidence in and perceptions of their issuers change.

• Fund of Funds Risk. The Fund is a “fund of funds,” a term typically used to describe an investment company whose principal investment strategy involves investing in other investment companies. The cost of investing in the Fund will generally be higher than the cost of investing directly in ETFs or other investment company shares. Investors in the Fund will indirectly bear fees and expenses charged by the investment companies in which a Fund invests in addition to the Fund’s direct fees and expenses. The Fund also will incur brokerage costs when it purchases investment company shares.

• Large-Cap Company Risk. The risk that larger, more established companies may be unable to respond quickly to new competitive challenges such as changes in consumer tastes or innovative smaller competitors.

• Mid-Cap Company Risk. The risk that the mid-cap companies in which the Fund may invest may be more vulnerable to adverse business or economic events than larger, more established companies. In particular, these mid-sized companies may pose additional risks, including liquidity risk, because these companies tend to have limited product lines, markets and financial resources, and may depend upon a relatively small management group. Therefore, mid-cap stocks may be more volatile than those of larger companies.

• Small- and Micro-Cap Company Risk. The risk that the securities of small-cap and micro-cap companies may be more volatile and less liquid than the securities of companies with larger market capitalizations. These small-cap companies may not have the management experience, financial resources, product diversification and competitive strengths of large- or mid-cap companies, and, therefore, their securities tend to be more volatile than the securities of larger, more established companies.

• Fixed Income Securities Risks. Fixed income securities are subject to the risk that securities could lose value because of interest rate changes. Fixed income securities with longer maturities are subject to greater price shifts as a result of interest rate changes than fixed income securities with shorter maturities. Fixed income securities are also subject to prepayment and credit risks.

• High-Yield Debt Securities Risk. The risk that high-yield debt securities or “junk bonds” are subject to a greater risk of loss of income and principal than higher-grade debt securities. Issuers of junk bonds are often highly leveraged and are more vulnerable to changes in the economy.

• Exchange-Traded Funds Risk. The risk related to investing in ETFs that do not apply to investments in conventional mutual funds, including that the market price of the ETF’s shares may trade at a discount to their net asset value (“NAV”) or that an active trading market for an ETF’s shares may not develop or be maintained.

• Foreign Securities and Currency Risk. The risk of investments in foreign companies involve certain risks not generally associated with investments in the securities of U.S. companies, including changes in currency exchange rates, unstable political, social and economic conditions, a lack of adequate or accurate company information, differences in the way securities markets operate, less secure international banks or securities depositories than those in the U.S. and foreign controls on investment. In addition, individual international country economies may differ favorably or unfavorably from the U.S. economy in such respects as growth of gross domestic product, rates of inflation, capital reinvestment, resources, self-sufficiency and balance of payments position. These risks may be greater in emerging markets and in less developed countries.

• Emerging Markets Risk. Investments in emerging markets instruments involve greater risks than investing in foreign instruments in general. Risks of investing in emerging market countries include political or social upheaval, nationalization of businesses, restrictions on foreign ownership and prohibitions on the repatriation of assets and risks from an economy’s dependence on revenues from particular commodities or industries. In addition, currency transfer restrictions, limited potential buyers for such instruments, delays and disruption in settlement procedures and illiquidity or low volumes of transactions may make exits difficult or impossible at times.

• Swap Agreement Risk. The Fund may invest in funds that enter into swap contracts. Swap Agreement Risk is the risk that a swap contract may not be assigned without the consent of the counter-party, and may result in losses in the event of a default or bankruptcy of the counter-party.

• Derivative Securities Risk. The risk that the Fund’s use of derivatives will cause losses due to the unexpected effect of market movements on a derivative’s price, or because the derivatives do not perform as anticipated, or are not correlated with the performance of other investments which they are used to hedge or if the Fund is unable to liquidate a position because of an illiquid secondary market.

• Options and Futures Risk. When options are purchased over the counter, the Fund bears the risk that the counter-party that wrote the option will be unable or unwilling to perform its obligations under the option contract. Such options may also be illiquid, and in such cases, the Fund may have difficulty closing out its position.

• Tax Risk. Certain of the Fund’s investment strategies, including transactions in options and futures contracts, may be subject to the special tax rules, the effect of which may have adverse tax consequences for the Fund.

An investment in the Fund is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.

Performance.

The bar chart and Average Annual Total Returns table gives some indication of the risks of investing in the Fund. The bar chart shows the performance of Class I shares of the Fund for the first full calendar year since the Fund’s inception. The Average Annual Total Returns table shows how the Fund’s average annual returns compare with those of a broad measure of market performance. Remember, the Fund’s past performance, before and after taxes, is not necessarily an indication of how the Fund will perform in the future. Updated performance information will be available at no cost by calling the Fund toll-free at 1-855-754-7939. Because Class A shares, Class C shares, Class F shares, Class R-1 shares and Class R-2 shares have only recently commenced investment operations no performance information is available.

Class I Shares Calendar Year Returns as of December 31	[1]

The calendar year-to-date return for the Fund’s Class I shares as of June 30, 2014 was 3.41%.

During the period shown in the bar chart, the best performance for a quarter was 5.10% (for the quarter ended March 31, 2013). The worst performance was -0.73% (for the quarter ended June 30, 2013).

Average Annual Total Returns for the periods ended December 31, 2013
Average Annual Total Returns Even Keel Multi-Asset Managed Risk Fund		Label	One Year	Life of Fund		Inception Date
Class I Shares		Return Before Taxes	14.21%	12.29%	[1]	Jun. 15, 2012
Class I Shares Return After Taxes on Distributions	[2]		13.81%	11.86%
Class I Shares Return After Taxes on Distributions and Sale of Fund Shares			8.17%	9.31%
S&P Balanced Equity and Bond Index-Moderate Index			11.88%	16.26%
S&P 500 ® Daily Risk Control 10% Total Return Index			25.14%	18.96%
[1]	Class I shares of the Even Keel Multi-Asset Managed Risk Fund commenced operations June 15, 2012.
[2]	After-tax returns are based on the highest historical individual federal marginal income tax rates, and do not reflect the impact of state and local taxes; actual after-tax returns depend on an individual investor's tax situation and may differ from those shown. If you own shares of the Fund in a tax-deferred account, such as an individual retirement account or a 401(k) plan, this information is not applicable to your investment. A higher after-tax return results when a capital loss occurs upon redemption and translates into an assumed tax deduction that benefits the shareholder.

The S&P 500® Balanced Equity and Bond Index – Moderate Index (the “Index”) The construction of the index involves taking a long position in the S&P 500 Total Return Index with 50% weight, and a long position in the S&P/BGCantor 7-10 Year Bond Index with 50% weight. Investors may not invest in the index directly; unlike the Fund's returns, the Index does not reflect any fees or expenses.

The S&P 500® Daily Risk Control 10% Total Return Index (the “Index”) relies on the existing S&P 500 methodology and overlays mathematical algorithms to control the index risk profile at a specific volatility target. Investors may not invest in the index directly; unlike the Fund's returns, the Index does not reflect any fees or expenses.

[1]	The returns shown in the bar chart are for Class I shares. The performance of Class A, Class C, Class F, Class R-1 and R-2 shares will differ due to differences in expenses.